Other assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets [Abstract]
Other Assets
The following table provides the components of other assets presented on the consolidated balance sheet.

Other assets	Dec. 31,
(in millions)	2017	2016
Corporate/bank-owned life insurance	$4,857	$4,789
Accounts receivable	4,590	4,060
Fails to deliver	2,817	1,732
Income taxes receivable	1,533	1,172
Software	1,499	1,451
Prepaid pension assets	1,416	836
Renewable energy investments	1,368	1,282
Equity in a joint venture and other investments	1,083	1,063
Qualified affordable housing project investments	1,014	914
Federal Reserve Bank stock	477	466
Prepaid expense	395	438
Fair value of hedging derivatives	323	784
Due from customers on acceptances	319	340
Seed capital	288	395
Other (a)	1,050	1,232
Total other assets	$23,029	$20,954

(a)	At Dec. 31, 2017, other assets include $82 million of Federal Home Loan Bank stock, at cost.

Seed Capital and Private Equity Investments Valued Using Net Asset Value
The table below presents information about our investments in seed capital and private equity investments that have been valued using NAV.

Seed capital and private equity investments valued using NAV
	Dec. 31, 2017				Dec. 31, 2016
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Seed capital and other funds (a)	$99	$1	Daily-quarterly	1-95 days	$171	$1	Daily-quarterly	1-180 days
Private equity investments (SBICs) (b)	55	42	N/A	N/A	43	46	N/A	N/A
Total	$154	$43			$214	$47

(a)	Other funds include various hedge funds, leveraged loans and structured credit funds. Redemption notice periods vary by fund.

(b)
Private equity investments primarily include Volcker Rule-compliant investments in SBICs that invest in various sectors of the economy. Private equity investments do not have redemption rights. Distributions from such investments will be received as the underlying investments in the private equity investments, which have a life of 10 years, are liquidated.